Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net as of September 30, 2023 and December 31, 2022 was comprised of the following:

	Estimated Useful Lives	September 30, 2023	December 31, 2022
Vehicles	5 years	$74,398	$199,502
Less: accumulated depreciation		(68,818)	(182,762)
		$5,580	$16,740

Total depreciation expense was $11,160 for the nine months ended September 30, 2023 and 2022. During the nine months ended September 30, 2023, the Company retired fully depreciated assets with a cost basis of $125,104. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

4. Property and Equipment, Net

Property and equipment, net as of December 31, 2022 and 2021 was comprised of the following:

	Estimated Useful Lives	December 31, 2022	December 31, 2021
Vehicles	5 years	$199,502	$199,502
Less: accumulated depreciation		(182,762)	(167,883)
		$16,740	$31,619

Total depreciation expense was $14,879 and $53,200, respectively, for the years ended December 31, 2022 and 2021. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.